Retirement Plans - Expected Benefit Payments (Detail) - Pension Benefits $ in Millions	Dec. 31, 2017 USD ($)
Qualified
Defined Benefit Plan Disclosure [Line Items]
2018	$ 127
2019	131
2020	135
2021	138
2022	143
2023-2027	746
Non-Qualified & International
Defined Benefit Plan Disclosure [Line Items]
2018	5
2019	5
2020	6
2021	6
2022	6
2023-2027	$ 30